S000069558 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	63 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.15%	(0.42%)	(0.32%)
ICE BofA Long US Treasury Principal STRIPS Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(1.92%)	(14.31%)	(14.48%)
iShares 25+ Year Treasury STRIPS Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		(1.90%)	(14.19%)	(14.35%)
Performance Inception Date				Sep. 22, 2020
iShares 25+ Year Treasury STRIPS Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.79%)	(15.42%)	(15.53%)
iShares 25+ Year Treasury STRIPS Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.10%)	(10.26%)	(10.27%)

[1]	The ICE BofA Long US Treasury Principal STRIPS Index (Spliced) reflects the standard pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index through February 28, 2021; the 4 PM pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index from March 1, 2021 through November 30, 2023; and the standard pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index, which now utilizes pricing as of 4 PM, thereafter, which reflect the times when each index was the Underlying Index of the Fund.